Schedule of Types of Properties Collateralizing Commercial Mortgage Loans (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
Warehouse
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	24.70%	26.60%
Retail
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	24.00%	23.30%
Office buildings
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	21.20%	20.20%
Apartment complex
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	19.60%	20.10%
Other
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	10.50%	9.80%